Investments (Changes in Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance at January 1,	$ 1,620	$ 2,628	$ 930
Fixed maturity securities on which noncredit OTTI losses have been recognized	24	15	15
Unrealized investment gains (losses) during the year	260	(2,303)	3,234
Unrealized investment gains (losses) relating to
Future policy benefits	(796)	487	(613)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(1)	1	(2)
DAC, VOBA and DSI	5	208	(119)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(9)	(5)	(4)
Deferred income tax benefit (expense)	174	589	(813)
Balance at December 31,	1,277	1,620	2,628
Change in net unrealized investment gains (losses)	$ (343)	$ (1,008)	$ 1,698